INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

12. INCOME TAXES

Cayman Islands Taxation

The Company and certain subsidiaries are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and those subsidiaries are not subject to income tax.

British Virgin Islands Taxation

The Company’s intermediate offshore holding company, WXAT BVI and WX (BVI) Ltd., are incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, WXAT BVI and WX (BVI) Ltd. are not subject to income tax.

Hong Kong Taxation

The Company's intermediate offshore holding companies, Shanghai AppTec (HK) Limited and STA HK, were subject to Hong Kong profit tax at a rate of 16.5% in 2011. No Hong Kong profit tax was provided in that year as Shanghai AppTec (HK) Limited did not have assessable profit that was earned in or derived from Hong Kong during 2011.

PRC Taxation

The Company’s subsidiaries are registered in the PRC as manufacturing foreign invested enterprises or Foreign-Invested Enterprises (“FIEs”), which allow them to qualify for certain preferential tax treatment.

Under PRC’s Unified Enterprise Income Tax Law (“New EIT Law”), FIEs and domestic companies are subject to a uniform tax rate of 25% effective from January 1, 2008. The New EIT Law provides a five-year transition period from its effective date for those enterprises that were established before the promulgation of the new tax law and that were entitled to a preferential lower tax rate under the then-effective tax laws or regulations. In addition, according to the New EIT Law, entities that qualify as high and new-technology enterprises (“HNTE”) supported by the PRC government are expected to benefit from a tax rate of 15% as compared to the uniform tax rate of 25%.

WXAT is an FIE engaged in manufacturing with a business term of over ten years and is registered in the Wuxi Taihu National Tourist Resort Zone. Effective January 1, 2008, it is entitled to enjoy a 15% preferential tax rate as an HNTE. In December 2011, WXAT successfully in renewed its certificate as an HNTE. The Shanghai branch of WXAT, located in the Shanghai Waigaoqiao Free Trade Zone, is subject to the same income tax rate as WXAT.

WASH, a manufacturing FIE located in the Shanghai Waigaoqiao Free Trade Zone, began its transition periods in accordance with the New EIT Law resulting in income tax rates of 9%, 10%, and 11% for year ended December 31, 2008, 2009 and 2010, respectively. In 2008, WASH was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, thereby, becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2013. WASH was also recognized as an Advanced Technology Service Enterprise (“ATSE”) in 2009, eligible to enjoy a preferential income tax rate of 15% from 2009 to 2013. However, WASH chose to continue using the transitional period tax rate in 2010 and started to enjoy the preferential tax rate of 15% as an HNTE after the end of the transitional period in accordance with the relevant rules of the New EIT Law.

STA, a manufacturing FIE located in Jinshan, Shanghai, is entitled to the two-year exemption and three-year 50% reduction (“2+3 tax holiday”) under the old Foreign Enterprise Income Tax Law (“FEIT”) which began in 2008. As such, STA was and will be subject to an income tax rate of 0%, 0% 12.5%, 12.5%, 12.5% and 25% for 2008, 2009, 2010, 2011, 2012 and 2013 and thereafter, respectively. In 2008, STA was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, making it eligible to enjoy a 15% preferential tax rate as an HNTE from 2008 to 2013. However, STA chose to continue using the 2+3 tax holiday tax rate until its expiration in 2012 in accordance with the relevant transitional rule to the New EIT Law.

WATJ, an FIE located in Tianjin, is engaged in discovery chemistry services. WATJ is entitled to the 2+3 tax holiday under the old FEIT Law which began in 2008. As such, WATJ was and will be subject to an income tax rate of 0%, 0%, 11%, 12%, 12.5% and 25% for 2008, 2009, 2010, 2011, 2012 and 2013 and thereafter, respectively. In 2008, WATJ was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, making WATJ eligible for a preferential tax rate of 15% from 2008 to 2013. However, WATJ chose to continue using the 2+3 tax holiday tax rate until its expiration in 2012 in accordance with the relevant transitional rule to the New EIT Law.

WASZ, a manufacturing FIE located in Suzhou, is engaged in toxicology services. WASZ is entitled to the 2+3 tax holiday under the old FEIT Law which began in 2008. As such, WASZ was and will be subject to an income tax rate of 0%, 0%,12.5%, 12.5%,12.5% and 25% for 2008, 2009, 2010, 2011, 2012 and 2013 and thereafter. In 2008, WASZ was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2013. WASZ was also recognized as an ATSE in 2010 and was eligible to enjoy a preferential income tax rate of 15% from 2010 to 2013. However, WASZ chose to continue using the 2+3 tax holiday tax rate until its expiration of 2012 in accordance with to the relevant transitional rule to the New EIT Law.

WAWH, located in Wuhan, was incorporated in November 2010 and is subject to the uniform tax rate of 25% for the year ended December 31, 2010 and thereafter.

WABIO, located in Wuxi, was incorporated in May 2010 and is subject to the uniform tax rate of 25% for the year ended December 31, 2010 and thereafter.

Other subsidiaries located in PRC are subjected to the uniform tax rate of 25% for the year ended December 31, 2011 and thereafter.

United States Taxation

WuXi AppTec Holding Company, Inc. and WuXi AppTec, Inc. are registered in Delaware. Chemdepo, which was acquired in March 2011, is registered in Califonia. Abgent, Inc., which was acquired in October 2011, is registered in San Diego, California. They are subject to a U.S. federal corporate marginal income tax rate of 34%. Their subsidiaries operate in several states and are subject to state tax rates ranging from approximately 5% to 10%.

Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2009	2010	2011
Current tax expense
PRC	$8,290	$9,991	$14,108
United States	5	67	117
Other	54	39	89
Deferred tax expense
PRC	(1,923)	(1,651)	(1,292)
United States	(1,282)	1,795	3,586
Other	—	3	(2)

Income tax expense	$5,144	$10,244	$16,606

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2010	2011
Current deferred tax assets:
Inventory write down	$201	$1,544
Prepaid expenses and accruals	(69)	(49)
Target bonus accrual	1,646	1,615
Other	1,201	1,418

Subtotal	$2,979	$4,528

Noncurrent deferred tax assets:
Net operating loss carry-forward	12,520	9,345
Deferred lease credit and deferred rent	1,340	1,228
Fixed asset basis difference	(2,347)	(2,082)
Intangible asset basis difference	(1,038)	(494)
Other	412	502

Subtotal	$10,887	$8,499

Total deferred tax assets	$13,866	$13,027

Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$228	$68
Others	—	147

Subtotal	$228	$215

Noncurrent deferred tax liabilities:
Fixed asset basis difference	105	105
Intangible asset basis difference	14	2,293
Others	80	88

Subtotal	$199	$2,486

Total deferred tax liabilities	$427	$2,701

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2009	2010	2011
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	4.4%	(4.6)%	3.3%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.1%	0.2%
Other expenses	(1.8)%	(0.8)%	0.1%
Tax exemption and tax relief
Tax exemptions granted to the group	(1.3)%	—	—
Reduced tax rate impact	(15.7)%	(10.8)%	(10.4)%
Deferred tax effect due to tax rate change	(1.5)%	1.4%	(1.1)%
Tax true-up	(0.3)%	(0.2)%	(0.1)%

Effective tax rate	8.9%	10.1%	17.0%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2009	2010	2011
Aggregate dollar effect	745	—	—
Per share effect—basic	0.001	—	—
Per share effect—diluted	0.001	—	—

The Company has made its assessment of the level of tax authority for uncertain tax position (including the potential application of interest and penalties) based on the technical merits. As of December 31, 2010 and 2011, the Company had recorded approximately $1.1 million and $1.8 million of unrecognized tax benefits, all of which would favorably impact its effective tax rate if recognized. During 2011, the Company recorded a reversal of FIN 48 tax position associated with the original acquisition of AppTec, Inc. A reserve was established in the current period in conjunction with the acquisition of Abgent, Inc.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2011, the amount of interest and penalties related to uncertain tax positions is immaterial. The Company does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a roll-forward of the unrecognized tax benefits:

	Year Ended December 31,
	2009	2010	2011
Balance at January 1	$1,071	$1,070	$1,070
Addition for tax positions related to the current period	—	—	1,065
Decrease due to the change of tax rate	(1)	—	—
Reduction due to lapse of statute of limitation	—	—	(300)

Balance at December 31	$1,070	$1,070	$1,835

The New EIT Law provides that a 10% withholding tax applies to PRC-sourced income derived by non-resident enterprises for PRC enterprise income tax purposes. The Company expects that such 10% withholding tax will apply to dividends paid to the Company by the PRC subsidiaries, but this treatment will depend on the Company’s status as a non-resident enterprise. The Company does not intend to declare dividends for the foreseeable future.

As of December 31, 2011, the Company’s PRC subsidiaries had approximately $272.2 million of undistributed earnings, which were considered to be indefinitely reinvested, and accordingly, no provision for income taxes has been provided thereon. Upon distribution of those earnings generated after January 1, 2008 in the form of dividends or otherwise, the Company would be subject to a 10% withholding tax. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.

As of December 31, 2011, the Company’s PRC subsidiaries had a combined net operating loss carryforward of $14.1 million, of which $0.5 million, $0.2 million, $3.3 million, $5.5 million and $4.6 million will expire in 2012, 2013, 2014, 2015 and 2016, respectively if not used.

As of December 31, 2011, the Company’s U.S. subsidiaries had federal and state gross operating loss carryforwards of $16.4 million and $21.0 million, respectively, which expire between 2012 and 2029.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance. In the case of a transfer pricing adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2005 through 2011 on non-transfer pricing matters, and from the inception of the Company through 2011 on transfer pricing matters.

The Company’s U.S. subsidiaries’ federal income tax returns are subject to examination for 2004 and subsequent years. State income tax returns are generally subject to examination for a period of three to four years after a return is filed.